Strategic Income Opportunities Fund N-1A Cover	Jun. 26, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	John Hancock Funds II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 26, 2025
Prospectus Date	Jan. 01, 2025
Supplement to Prospectus [Text Block]	Prospectus SupplementJohn Hancock Funds II
John Hancock Strategic Income Opportunities Fund (the fund)Supplement dated June 26, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on June 24-26, 2025, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s management fee schedule effective July 1, 2025:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACIR2R6Management fee0.640.640.640.640.64Distribution and service (Rule 12b-1) fees0.301.000.000.250.00Other expensesService plan fee0.000.000.000.250.00Additional other expenses0.170.170.170.060.06Total other expenses0.170.170.170.310.06Total annual fund operating expenses1.111.810.811.200.70Contractual expense reimbursement-0.05-0.05-0.05-0.05-0.05Total annual fund operating expenses after expense reimbursements1.061.760.761.150.651“Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2025.2“Service plan fee” has been restated to reflect maximum allowable fees.3The advisor contractually agrees to reduce its management fee by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACIR2R6C1 year50417978117662793 years7345652543762195655 years98297544565538597510 years1,6931,9399971,4508661,939Prospectus SupplementJohn Hancock Funds II
John Hancock Strategic Income Opportunities Fund (the fund)Supplement dated June 26, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on June 24-26, 2025, the fund’s Board of Trustees approved a management fee reduction. As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table under “Fees and expenses” in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s management fee schedule effective July 1, 2025:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.64Other expenses0.06Total annual fund operating expenses0.70Contractual expense reimbursement-0.05Total annual fund operating expenses after expense reimbursements0.651“Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2025.2The advisor contractually agrees to reduce its management fee by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year663 years2195 years38510 years866